Valuation and qualifying accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 958	€ 936	€ 418
Charges to Earnings	(43)	89	640
Deductions	(77)	(67)	(122)
Balance at End of Period	€ 838	€ 958	€ 936